Shareholders' Equity (Tables)	12 Months Ended
Jun. 30, 2026
Shareholders' Equity [Abstract]
Schedule of Dividends Declared and Paid by the Subsidiaries

Dividends declared and paid by the subsidiaries of the Group for the year ended June 30, 2024 are listed below. There was no dividend declaration for the years ended June 30, 2026 and 2025.

Subsidiaries	Date of Dividends	Amounts	Receiving Shareholder
Top Moral	September 8, 2023	$600,000	Ocean Master Worldwide Corporation
Max Bright	November 15, 2023	$3,700,000	Ocean Master Worldwide Corporation
Top Creation	November 15, 2023	$2,800,000	Ocean Master Worldwide Corporation
Top Legend	November 16, 2023	$3,700,000	Ocean Master Worldwide Corporation
Top Moral	November 20, 2023	$800,000	Ocean Master Worldwide Corporation
Top Moral	March 12, 2024	$200,000	Ocean Master Worldwide Corporation
Total		$11,800,000

Schedule of Fair Value of the Warrants Black-Scholes Option Pricing Model	The fair value of the warrants as of March 31, 2025 was $386,644, measured using the Black-Scholes option pricing model with the following key assumptions:
As of March 31, 2025
Expected term	5 years
Expected average volatility	121.1%
Expected dividend yield	0%
Risk-free interest rate	3.89%

Schedule of Warrants Activity

A summary of warrants activity was as follows:

	Number of warrants	Weighted average exercise price per share	Weighted average remaining contractual life	Expiration dates
Balance of warrants outstanding as of June 30, 2024	-	-	-	-
- March 2025 Warrants	134	5,250.00	5 years	March 31, 2030
Balance of warrants outstanding as of June 30, 2025	134	5,250.00	4.75 years
Granted	-	-	-
Balance outstanding and exercisable as of June 30, 2026	134	5,250.00	3.75 years